Standards issued but not yet effective	12 Months Ended
Dec. 31, 2024
Disclosure of New Accounting Standards and Issued But Not Yet Effective Explanatory [Abstract]
Standards issued but not yet effective
6. Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective
Amendments to IAS 21- Lack of Exchangeability
In August 2023 the IASB issued the amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates to add requirements to help entities to determine whether a currency is exchangeable into another currency, and the spot exchange rate to use when it is not.
The amendment is effective for annual reporting periods beginning on or after 1 January 2025. Earlier application is permitted. The Company will apply these amendments to Foreign Exchange Rates for which it has fulfilled all its conditions at the beginning of the annual reporting period in which it first applies the amendments.
Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments
In May 2024 the IASB issued the amendment to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 Financial Instruments:
•Derecognition of a financial liability settled through electronic transfer: clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
•Classification of financial assets: clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
•Disclosures: add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and
•Make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).
The amendments are effective for reporting periods beginning on or after 1 January 2026 and is not expected to have a material impact on the consolidated financial statements.
IFRS 18 - Presentation and Disclosure in Financial Statements
In April 2024 the IASB issued the new standards IFRS 18 - Presentation and Disclosure in Financial Statements to improve reporting of financial performance. The key new concepts introduced are relate to:
•The structure of the statement of profit or loss
•Required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and
•Enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
The new standards are effective for reporting periods beginning on or after 1 January 2027.
The Company is still in the process of assessing the impacts of the new standard, particularly with respect to the structure of the Company's statement of profit or loss and notes to the financial statements.
IFRS - Annual Improvements
In July 2024 the IASB issued of Annual Improvements to IFRS Accounting Standards - Volumen 11.Annual improvements are limited to changes that either clarify the wording in an Accounting Standard or correct relatively minor unintended consequences, oversights or conflicts between the requirements in the Accounting Standards.

Accounting Standard	Subject of amendments
IFRS 1 First-time Adoption of International Financial Reporting Standards	Hedge accounting by a first-time adopter
IFRS 7 Financial Instruments: Disclosures	Gain or loss on derecognition
Guidance on implementing IFRS 7 Financial Instruments: Disclosures	Introduction
Disclosure of deferred difference between fair value and transaction price
Credit risk disclosures
IFRS 9 Financial Instruments	Derecognition of lease liabilities
Transaction price
IFRS 10 Consolidated Financial Statements	Determination of a ‘de facto agent’
IAS 7 Statement of Cash Flows	Cost method
The changes are effective for reporting periods beginning on or after 1 January 2026. Earlier application is permitted and is not expected to have a material impact on the consolidated financial statements.
6.1 IFRS Sustainability Disclosure Standards
In June 2023, the International Sustainability Standards Board (ISSB) released its first two sustainability disclosure standards:
•IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information(General Requirements standard): this standard requires an entity to disclose information about all sustainability-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, its access to finance or cost of capital over the short, medium or long term.
•IFRS S2 Climate-related Disclosures: the objective of this standard is to require an entity to disclose information about its climate-related risks and opportunities that is useful to users of general purpose financial reports in making decisions relating to providing resources to the entity. IFRS S2 applies to climate-related risks to which the entity is exposed, which are:
i.climate-related physical risks; and
ii.climate-related transition risks; and
iii.climate-related opportunities available to the entity.
This standard is effective for annual reporting periods beginning on or after 1 January 2024 with earlier application permitted as long as IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is also applied.
These ISSB standards are not mandatory on a global scale, rather they provide a tool for individual jurisdictions to implement mandatory reporting as required. The Company is currently engaged with specialists to assist them with applying the new standards.